Fair Value Measurements and Hedging - Additional Information (Details) € in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Apr. 30, 2018 EUR (€)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Symbol		SBLK
Amount of cash held	$ 204,921	$ 117,819	$ 204,921		$ 257,911
Foreign exchange gain/ (loss)			(3,159)
Fair value hedge gain/ (loss)		0	1,609		0
Impairment loss		$ 3,411	17,784		$ 0
Bunker swaps | ING Bank N.V.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Metric Tons		84,000
Percentage of estimated annual fuel consumption		10.00%
Fixed bunker spread price		$ 266
Derivative, Description of Hedged Item		In December 2019, the Company also entered into a bunker swap with ING Bank N.V. to hedge 84,000 metric tons or approximately 10% of its estimated annual fuel consumption by selling the 2020 Singapore spread between Very Low-Sulfur Fuel Oil (VLSFO) – High-Sulfur Fuel Oil (HSFO) at $266 per ton. The effective date of the swap is January 1, 2020 and the maturity date is December 31, 2020.
Inception date		Jan. 01, 2020
Maturity date		Dec. 31, 2020
8.30% 2022 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Symbol		SBLKZ
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2022 Notes fair value	49,800	$ 51,360	49,800
Fair value hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of cash held | €						€ 70,800
Fair value hedge gain/ (loss)	$ 1,609
Ineffective portion of fair value hedge			$ 39
Payments for vessels upgrade | €				€ 20,500
Fair value hedging | Fixed orders
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of cash held | €						€ 20,500
Percentage of coverage through foreign currency hedging						100.00%
Fair value hedging | Optional orders
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of coverage through foreign currency hedging						50.00%